UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7490

Nuveen Virginia Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Virginia Premium Income Municipal Fund (NPV)
	August 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.4% (3.1% of Total Investments)
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds,
	Series 2007A:
$ 480	5.250%, 6/01/32	6/17 at 100.00	N/R	$ 441,283
700	5.625%, 6/01/47	6/17 at 100.00	N/R	575,722
25,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A,	5/15 at 11.19	BBB–	813,000
	0.000%, 5/15/50
6,640	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	Baa3	4,001,330
	Series 2007B1, 5.000%, 6/01/47
32,820	Total Consumer Staples			5,831,335
	Education and Civic Organizations – 7.7% (5.3% of Total Investments)
2,000	District of Columbia, Revenue Bonds, National Public Radio, Series 2010A, 5.000%, 4/01/43	4/15 at 100.00	AA–	2,014,580
520	Lexington Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds,	6/19 at 100.00	Aa2	558,813
	VMI Development Board Project, Series 2006C, 5.000%, 12/01/36
1,000	Prince William County Industrial Development Authority, Virginia, Educational Facilities	10/13 at 101.00	A2	1,016,930
	Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33
630	Prince William County Industrial Development Authority, Virginia, Student Housing Revenue	9/21 at 100.00	A	636,880
	Bonds, George Mason University Foundation Prince William Housing LLC Project, Series 2011A,
	5.125%, 9/01/41
225	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing	2/12 at 100.00	BBB–	225,056
	Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999,
	5.375%, 2/01/19
700	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/12 at 101.00	BBB–	701,036
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University
	System, Series 2002, 5.375%, 12/01/21
2,815	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2005,	6/15 at 100.00	AAA	2,936,383
	5.000%, 6/01/37
1,635	Virginia Commonwealth University, Revenue Bonds, Series 2004A, 5.000%, 5/01/17 –	5/14 at 101.00	Aa2	1,813,395
	AMBAC Insured
250	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Roanoke	4/20 at 100.00	A–	260,378
	College, Series 2011, 5.750%, 4/01/41
9,775	Total Education and Civic Organizations			10,163,451
	Energy – 1.5% (1.0% of Total Investments)
1,000	Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds, Hovensa Coker	1/13 at 100.00	Ba2	994,800
	Project, Senior Lien Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)
1,125	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series	1/15 at 100.00	Ba2	951,919
	2007, 4.700%, 7/01/22 (Alternative Minimum Tax)
2,125	Total Energy			1,946,719
	Health Care – 27.3% (19.0% of Total Investments)
2,000	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha	10/12 at 100.00	A3	2,004,500
	Jefferson Hospital, Series 2002, 5.250%, 10/01/35
1,500	Arlington County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Virginia	7/20 at 100.00	A2	1,527,780
	Hospital Center Arlington Health System, Refunding Series 2010, 5.000%, 7/01/31
650	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax	9/17 at 100.00	A–	652,002
	Regional Hospital Incorporated, Series 2007, 5.000%, 9/01/27
1,075	Chesterfield County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours	11/20 at 100.00	AA+	1,092,716
	Health, Series 2010C-2, 5.000%, 11/01/42 – AGC Insured
1,705	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova	5/19 at 100.00	AA+	1,963,205
	Health System, Series 2009, Trust 11733, 14.657%, 11/15/29 (IF)
4,850	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds,	No Opt. Call	AA+	5,404,452
	Inova Health System, Series 1993A, 5.000%, 8/15/23
1,000	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,	No Opt. Call	A3	1,108,870
	MediCorp Health System, Series 2007, 5.250%, 6/15/23
1,305	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health	6/12 at 100.00	A3	1,306,449
	System, Series 2002B, 5.125%, 6/15/33
900	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Memorial	No Opt. Call	A3	1,016,874
	Regional Medical Center, Series 1995, 6.375%, 8/15/18 – NPFG Insured
2,300	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds,	8/16 at 100.00	Baa1	2,260,049
	Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured
1,440	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A–	1,443,355
	System Inc., Series 2002A, 5.600%, 11/15/30
1,500	Henrico County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Bon	No Opt. Call	A–	1,713,315
	Secours Health System, Series 1996, 6.250%, 8/15/20 – NPFG Insured
1,500	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William	4/13 at 100.00	A3	1,506,255
	Hospital, Series 2002, 5.250%, 4/01/33
3,000	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health	7/12 at 100.00	A+	3,094,350
	System, Series 2002A, 5.500%, 7/01/19 – NPFG Insured
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,
	MediCorp Health System, Series 2006:
2,000	5.250%, 6/15/26	6/16 at 100.00	A3	2,038,800
1,010	5.250%, 6/15/31	6/16 at 100.00	A3	1,017,141
1,695	5.250%, 6/15/37	6/16 at 100.00	A3	1,661,998
850	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara	5/20 at 100.00	AA	874,021
	Healthcare, Refunding Series 2010, 5.000%, 11/01/40
2,210	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds,	9/17 at 100.00	BBB+	2,028,449
	Series 2007A, 5.250%, 9/01/37
540	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds Valley Health	1/19 at 100.00	A+	557,123
	System Obligated Group, Series 2009E, 5.625%, 1/01/44
1,425	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester	1/17 at 100.00	A+	1,475,260
	Medical Center, Series 2007, 5.125%, 1/01/31
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/20 at 100.00	A3	505,235
	Inc., Series 2010A, 5.625%, 4/15/39
34,955	Total Health Care			36,252,199
	Housing/Multifamily – 0.7% (0.5% of Total Investments)
265	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010C, 4.550%, 8/01/32	2/20 at 100.00	AA+	266,871
700	Waynesboro Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds,	No Opt. Call	AA+	706,314
	Epworth Manor, GNMA Collateralized Series 2010, 5.000%, 10/20/51
965	Total Housing/Multifamily			973,185
	Housing/Single Family – 7.8% (5.4% of Total Investments)
285	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage	6/13 at 100.00	Aaa	283,042
	Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)
665	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%,	1/12 at 100.00	AAA	665,359
	7/01/31 – NPFG Insured
1,500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-2, 4.750%,	1/15 at 100.00	AAA	1,477,350
	10/01/32 (Alternative Minimum Tax)
2,780	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006 D1, 4.900%,	7/15 at 100.00	AAA	2,782,224
	1/01/33 (Alternative Minimum Tax)
1,340	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006, 4.800%,	7/15 at 100.00	AAA	1,331,183
	7/01/29 (Alternative Minimum Tax)
3,900	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007B, 4.750%,	7/16 at 100.00	AAA	3,841,422
	7/01/32 (Alternative Minimum Tax)
10,470	Total Housing/Single Family			10,380,580
	Long-Term Care – 4.3% (3.0% of Total Investments)
2,765	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	N/R	2,578,694
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/37
800	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds,	10/16 at 100.00	A–	749,928
	Greenspring Village, Series 2006A, 4.875%, 10/01/36
	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue
	Bonds, Westminster Canterbury of Richmond, Series 2006:
100	5.000%, 10/01/27	10/11 at 103.00	BBB	96,670
2,095	5.000%, 10/01/35	No Opt. Call	BBB	1,893,922
590	Industrial Development Authority of the County of Prince William, Virginia, Residential Care	1/17 at 100.00	N/R	361,469
	Facility Revenue Bonds, Westminster at Lake, First Mortgage, Series 2006, 5.125%, 1/01/26
6,350	Total Long-Term Care			5,680,683
	Materials – 1.1% (0.8% of Total Investments)
500	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue	2/12 at 100.00	Ba2	483,150
	Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative
	Minimum Tax)
1,000	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue	12/11 at 100.00	Ba2	956,270
	Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
	(Alternative Minimum Tax)
1,500	Total Materials			1,439,420
	Tax Obligation/General – 13.6% (9.5% of Total Investments)
1,000	Bristol, Virginia, General Obligation Bonds, Refunding & Improvement Series 2010,	7/20 at 100.00	Aa3	1,167,040
	5.000%, 7/15/25
105	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A,	5/12 at 100.00	AAA	107,806
	5.250%, 5/01/22
1,300	Newport News, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 5/01/16	5/14 at 101.00	Aa1	1,459,068
3,600	Portsmouth, Virginia, General Obligation Bonds, Refunding Series 2010D, 5.000%, 7/15/34	7/20 at 100.00	AA	3,870,684
1,280	Portsmouth, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 4/01/15 – NPFG Insured	No Opt. Call	AA	1,481,088
1,480	Richmond, Virginia, General Obligation Bonds, Series 2004A, 5.000%, 7/15/21 – AGM Insured	7/14 at 100.00	AA+	1,634,142
1,135	Suffolk, Virginia, General Obligation Bonds, Series 2005, 5.000%, 12/01/15	No Opt. Call	AA+	1,339,833
2,000	Virginia Beach, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 5/01/15	5/13 at 100.00	AAA	2,149,360
4,500	Virginia Beach, Virginia, General Obligation Bonds, Series 2008, 5.000%, 10/01/27 (UB)	10/17 at 100.00	AAA	4,893,840
16,400	Total Tax Obligation/General			18,102,861
	Tax Obligation/Limited – 29.3% (20.4% of Total Investments)
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf
	Course Project, Series 2005A:
335	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	N/R	278,251
260	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	N/R	208,681
1,340	Culpeper Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities	1/15 at 100.00	Aa3	1,438,235
	Project, Series 2005, 5.000%, 1/01/20 – NPFG Insured
	Cumberland County, Virginia, Certificates of Participation, Series 1997:
245	6.200%, 7/15/12	No Opt. Call	N/R	250,603
1,375	6.375%, 7/15/17	No Opt. Call	N/R	1,461,460
1,000	Dinwiddie County Industrial Development Authority, Virginia, Lease Revenue Bonds, Refunding	2/14 at 100.00	A+	1,081,190
	Series 2004B, 5.125%, 2/15/16 – NPFG Insured
1,000	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public	5/16 at 100.00	AA+	1,139,510
	Uses Community Project, Series 2006, 5.000%, 5/15/18
	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Laurel Hill
	Public Facilities Projects, Series 2003:
2,210	5.000%, 6/01/14	6/13 at 101.00	AA+	2,408,016
1,165	5.000%, 6/01/22	6/13 at 101.00	AA+	1,237,172
1,660	Front Royal and Warren County Industrial Development Authority, Virginia, Lease Revenue Bonds,	4/14 at 100.00	AA+	1,786,924
	Series 2004B, 5.000%, 4/01/18 – AGM Insured
2,500	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005,	6/15 at 100.00	A	2,544,250
	5.000%, 6/15/30 – NPFG Insured
1,270	James City County Economic Development Authority, Virginia, Revenue Bonds, County Government	7/15 at 100.00	AA+	1,409,306
	Projects, Series 2005, 5.000%, 7/15/19
445	Montgomery County Industrial Development Authority, Virginia, Public Facility Lease Revnue	2/18 at 100.00	AA–	470,338
	Bonds, Public Projects Series 2008, 5.000%, 2/01/29
1,185	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%,	7/12 at 100.00	AA+	1,163,113
	7/01/32 – AGM Insured
2,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	Baa1	1,917,800
	7/01/31 – AMBAC Insured
150	Puerto Rico Highways and Transportation Authority, Highway Revenue Refunding Bonds, Remarketed	No Opt. Call	A3	168,570
	Series 2003AA, 5.500%, 7/01/18 – NPFG Insured
5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	527,050
	0.000%, 7/01/43 – AMBAC Insured
5,875	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	BBB+	2,061,244
	0.000%, 7/01/28 – AMBAC Insured
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding
	Bonds, Series 2002D:
265	5.250%, 7/01/27	7/12 at 100.00	Baa1	261,200
320	5.250%, 7/01/36	7/12 at 100.00	Baa1	300,362
1,100	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	1,164,504
	2009A, 6.000%, 8/01/42
1,300	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	1,318,733
	2010A, 5.500%, 8/01/42
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	1,064,530
	2010C, 6.000%, 8/01/39
1,110	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School	8/13 at 100.00	N/R	1,139,182
	Facilities, Series 2003B, 4.375%, 8/01/20 – AMBAC Insured
1,600	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds, Virginia	8/16 at 100.00	A+	1,711,072
	Municipal League and Virginia Association of Counties Finance Program, Series 2006A, 5.000%,
	8/01/23 – NPFG Insured
2,500	Stafford County Economic Development Authority, Virginia, Lease Revenue Bonds, Public Facility	4/18 at 100.00	AA+	2,603,700
	Projects, Series 2008, 5.000%, 4/01/33 – AGC Insured (UB)
700	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	696,332
	Lien Series 2010B, 5.250%, 10/01/29
575	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	No Opt. Call	AA+	586,103
	College Program, Series 2005A, 5.000%, 2/01/12
850	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/19 at 100.00	AA+	1,135,728
	College Program, Series 2009, Trust 09-3B, 12.723%, 2/01/27 (IF) (4)
850	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/19 at 100.00	AA+	1,118,056
	College Program, Series 2009, Trust 09-4B, 12.824%, 2/01/28 (IF) (4)
1,625	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C,	8/15 at 100.00	AA+	1,864,720
	5.000%, 8/01/17
180	Virginia Resources Authority, Infrastructure Revenue Bonds, Prerefunded-Pooled Loan Bond	5/12 at 100.00	AA	182,471
	Program, Series 2002A, 5.000%, 5/01/19
2,000	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor	5/14 at 100.00	AA+	2,225,100
	Development Program, Series 2004B, 5.000%, 5/15/15
44,990	Total Tax Obligation/Limited			38,923,506
	Transportation – 16.3% (11.3% of Total Investments)
5,850	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital	No Opt. Call	AA+	1,425,879
	Appriciation Series 2009B-2, 0.000%, 10/01/34 – AGC Insured
1,200	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2009C,	10/18 at 100.00	AA–	1,274,484
	5.000%, 10/01/28
3,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2010A,	No Opt. Call	AA–	3,190,080
	5.000%, 10/01/30
2,500	Metropolitan Washington D.C. Airports Authority, System Revenue Bonds, Series 2007B, 5.000%,	10/17 at 100.00	AA–	2,480,875
	10/01/35 – AMBAC Insured (Alternative Minimum Tax)
3,200	Metropolitan Washington D.C. Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	BBB+	2,003,232
	Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
4,000	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2001A, 5.125%, 7/01/31 –	1/12 at 100.00	A3	4,001,200
	FGIC Insured
1,000	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – NPFG Insured	2/15 at 100.00	Baa1	1,023,740
2,500	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series	No Opt. Call	BBB	2,780,225
	2002, 5.250%, 7/15/22 – FGIC Insured
2,165	Virginia Port Authority, Port Facilities Revenue Refunding Bonds Series 2010, 5.000%, 7/01/40	7/19 at 100.00	Aa3	2,245,083
1,260	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 2006, 5.000%,	7/13 at 100.00	Aa3	1,249,290
	7/01/36 – FGIC Insured (Alternative Minimum Tax)
26,675	Total Transportation			21,674,088
	U.S. Guaranteed – 21.3% (14.8% of Total Investments) (5)
750	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%, 11/01/24 –	No Opt. Call	AA+ (5)	897,135
	AGM Insured (ETM)
	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2003:
1,705	5.250%, 7/15/14 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	Baa1 (5)	1,856,694
1,800	5.250%, 7/15/15 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	Baa1 (5)	1,960,146
2,775	5.250%, 7/15/23 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	Baa1 (5)	3,021,892
	Chesapeake, Virginia, General Obligation Bonds, Water and Sewerage Series 2003B:
1,880	5.000%, 6/01/21 (Pre-refunded 6/01/13)	6/13 at 100.00	AA+ (5)	1,964,468
2,060	5.000%, 6/01/23 (Pre-refunded 6/01/13)	6/13 at 100.00	AA+ (5)	2,137,724
925	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002, 5.375%,	4/12 at 100.00	AAA	952,750
	4/01/19 (Pre-refunded 4/01/12)
1,355	Harrisonburg, Virginia, General Obligation Bonds, Public Safety and Steam Plant Series 2002,	7/12 at 101.00	Aa2 (5)	1,425,690
	5.000%, 7/15/19 (Pre-refunded 7/15/12) – FGIC Insured
60	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A3 (5)	63,857
	System Inc., Series 2002A, 5.600%, 11/15/30 (Pre-refunded 11/15/12)
	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun
	Hospital Center, Series 2002A:
375	6.000%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 101.00	N/R (5)	394,403
800	6.100%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 101.00	N/R (5)	841,992
1,185	Lynchburg, Virginia, General Obligation Bonds, Series 2004, 5.000%, 6/01/21 (Pre-refunded 6/01/14)	6/14 at 100.00	AA+ (5)	1,332,355
815	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%,	7/12 at 100.00	Aaa	847,657
	7/01/32 (Pre-refunded 7/01/12) – AGM Insured
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding
	Bonds, Series 2002D:
735	5.250%, 7/01/27 (Pre-refunded 7/01/12)	7/12 at 100.00	Baa1 (5)	764,591
880	5.250%, 7/01/36 (Pre-refunded 7/01/12)	7/12 at 100.00	Baa1 (5)	915,429
1,430	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.000%, 10/01/17	10/12 at 101.00	AA (5)	1,518,917
	(Pre-refunded 10/01/12)
	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,
	Series 2005:
250	5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	259,273
3,850	5.500%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	Aaa	4,273,231
1,400	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	AA+ (5)	1,628,326
	5/01/22 (Pre-refunded 5/01/15)
1,100	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20	1/16 at 100.00	AAA	1,303,885
	(Pre-refunded 1/15/16)
26,130	Total U.S. Guaranteed			28,360,415
	Utilities – 1.9% (1.3% of Total Investments)
2,500	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	Baa1	2,508,050
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)
	Water and Sewer – 6.6% (4.6% of Total Investments)
	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002:
105	5.375%, 4/01/19	4/12 at 100.00	AAA	107,808
800	5.000%, 4/01/27	4/12 at 100.00	AAA	808,904
265	Henry County Public Service Authority, Virginia, Water and Sewerage Revenue Refunding Bonds,	No Opt. Call	AA+	313,148
	Series 2001, 5.500%, 11/15/17 – AGM Insured
1,000	Loudoun County Sanitation Authority, Virginia, Water and Sewerage System Revenue Bonds, Series	1/15 at 100.00	AAA	1,061,160
	2004, 5.000%, 1/01/26
	Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
1,310	5.000%, 11/01/21 – FGIC Insured	11/11 at 100.00	AA+	1,318,816
1,380	5.000%, 11/01/22 – FGIC Insured	11/11 at 100.00	AA+	1,388,901
1,800	Virginia Beach, Virginia, Water and Sewer System Revenue Bonds, Series 2005, 5.000%, 10/01/30	10/15 at 100.00	AAA	1,979,567
1,515	Virginia State Resources Authority, Clean Water Revenue Bonds, Series 2007, Trust 3036,	No Opt. Call	AAA	1,832,498
	13.313%, 10/01/15 (IF)
8,175	Total Water and Sewer			8,810,802
$ 223,830	Total Investments (cost $186,651,438) – 143.8%			191,047,294
	Floating Rate Obligations – (3.5)%			(4,630,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (46.2)% (6)			(61,408,000)
	Other Assets Less Liabilities – 5.9%			7,817,286
	Net Assets Applicable to Common Shares – 100%			$ 132,826,580

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$191,047,294	$ —	$191,047,294

During the period ended August 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2011, the cost of investments was $181,896,337.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 9,238,584
Depreciation	(4,718,042)
Net unrealized appreciation (depreciation) of investments	$ 4,520,542

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.1%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Virginia Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         October 28, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         October 28, 2011